Trading revenues	12 Months Ended
Dec. 31, 2013
Trading revenues
8 Trading revenues

in	2013	2012	2011
Trading revenues (CHF million)
Interest rate products	1,025	2,707	6,794
Foreign exchange products	1,203	559	(4,433)
Equity/index-related products	956	140	1,645
Credit products	(879)	(3,306)	522
Commodity, emission and energy products	340	198	361
Other products	94	898	132
Trading revenues	2,739	1,196	5,021
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Trading revenues includes revenues from trading financial assets and liabilities as follows:

– Equities;

– Commodities;

– Listed and >>>OTC derivatives;

– >>>Derivatives linked to funds of hedge funds and providing financing facilities to funds of hedge funds;

– Market making in the government bond and associated OTC derivative swap markets;

– Domestic, corporate and sovereign debt, convertible and non-convertible preferred stock and short-term securities such as floating rate notes and >>>commercial paper (CP);

– Market making and positioning in foreign exchange products;

– Credit derivatives on investment grade and high yield credits;

– Trading and securitizing all forms of securities that are based on underlying pools of assets; and

– Life settlement contracts.

Trading revenues also includes changes in the >>>fair value of financial assets and liabilities elected to fair value under US GAAP. The main components include certain instruments from the following categories:

– Central bank funds purchased/sold;

– Securities purchased/sold under resale/>>>repurchase agreements;

– Securities borrowing/lending transactions;

– Loans and loan commitments; and

– Customer deposits, short-term borrowings and long-term debt.

Managing the risks

As a result of the Group’s broad involvement in financial products and markets, its trading strategies are correspondingly diverse and exposures are generally spread across a diversified range of risk factors and locations. The Group uses an economic capital limit structure to limit overall risk taking. The level of risk incurred by its divisions is further restricted by a variety of specific limits, including consolidated controls over trading exposures. Also, as part of its overall risk management, the Group holds a portfolio of economic hedges. Hedges are impacted by market movements, similar to trading securities, and may result in gains or losses on the hedges which offset losses or gains on the portfolios they were designed to economically hedge. The Group manages its trading risk with regard to both market and credit risk. For market risk, it uses tools capable of calculating comparable exposures across its many activities, as well as focused tools that can specifically model unique characteristics of certain instruments or portfolios.

The principal measurement methodology for trading assets, as well as most instruments for which the fair value option was elected, is >>>value-at-risk. The Group holds securities as collateral and enters into >>>credit default swaps (CDS) to mitigate the credit risk on these products.

Bank
Trading revenues
8 Trading revenues

in	2013	2012	2011
Trading revenues (CHF million)
Interest rate products	1,056	2,868	6,578
Foreign exchange products	1,202	560	(4,456)
Equity/index-related products	952	112	1,605
Credit products	(879)	(3,306)	522
Commodity, emission and energy products	340	198	361
Other products	93	897	131
Total	2,764	1,329	4,741
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

> Refer to “Note 8 – Trading revenues” in V – Consolidated financial statements – Credit Suisse Group for further information.